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                      STRATEGIC PARTNERS OPPORTUNITY FUNDS
                         Gateway Center Three, 4th Floor
                               100 Mulberry Street
                          Newark, New Jersey 07102-4077

                                 April 25, 2002

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: Strategic Partners Opportunity Funds ("Registrant"), 1933 Act File No. 333-95849, 1940 Act File No. 811-9085
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Ladies and Gentlemen:


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the prospectuses of Strategic Partners Focused Growth, New Era Growth and Focused Value Funds, three series of Registrant, and the combined statement of additional information for these Funds, do not differ from those contained in post-effective amendment no. 8 to Registrant's registration statement on Form N-1A, which was electronically filed with the Commission on April 25, 2002.

         Please contact me at 973-367-1495 if you have any questions concerning this filing.

                               Very truly yours,

                               /s/ George P. Attisano
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                               George P. Attisano
                               Secretary